Document and Entity Information	Oct. 05, 2020
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001435049
Document Type	8-K/A
Document Period End Date	Oct. 05, 2020
Entity Registrant Name	CHINOOK THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37345
Entity Tax Identification Number	94-3348934
Entity Address, Address Line One	1600 Fairview Avenue East
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98102
City Area Code	206
Local Phone Number	485-7051
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	KDNY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	Explanatory Note This Current Report on Form 8-K/A (this “Amendment”) is being filed by Chinook Therapeutics, Inc. (formerly known as “Aduro Biotech, Inc.”), a Delaware corporation (the “Company”), to amend its Current Report on Form 8-K (the “Prior 8-K”) filed with the Securities and Exchange Commission (the “SEC”) on October 7, 2020, in connection with the completion of the transaction among the Company, Chinook Therapeutics U.S. Inc. (“Private Chinook”), and Aspire Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“Merger Sub”) in accordance with the terms of the Agreement and Plan of Merger and Reorganization dated as of June 1, 2020, as amended on August 17, 2020 (the “Merger Agreement”). Pursuant to the Merger Agreement, the Merger Sub merged with and into Private Chinook, with Private Chinook continuing as a wholly owned subsidiary of the Company and the surviving corporation of the merger (the “Merger”). The Company is filing this Amendment solely to supplement Item 9.01 of the Prior 8-K to include the unaudited condensed consolidated interim financial statements of Private Chinook as of September 30, 2020 and for the nine months ended September 30, 2020 and 2019, and the pro forma financial information described below. Except for the foregoing, this Amendment does not modify or update any other disclosure contained in the Prior 8-K. Although Private Chinook is now a direct subsidiary of the Company, for accounting purposes the Merger is treated as a “reverse acquisition” and Private Chinook is considered the accounting acquirer. Accordingly, as of the closing of the Merger, Private Chinook’s historical results of operations will replace the Company’s historical results of operations for all periods prior to the Merger and, for all periods following the Merger, the results of operations of both companies will be included in the Company’s financial statements. However, the unaudited condensed consolidated interim financial statements of Private Chinook as of September 30, 2020 and for the nine months ended September 30, 2020 and 2019 filed with this Amendment relate to a pre-Merger closing period, and therefore all information presented relates to Private Chinook on a standalone basis and not to the Company.